Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,857,812.50
Previously Paid Amount	0.00
Total Fee Amount	35,748.26
Total Offset Amount	0.00
Net Fee	35,748.26
Narrative - Max Aggregate Offering Price	$ 258,857,812.50
Final Prospectus	true